Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions:
Related party transactions:

17.  Related party transactions:

(a)	There is no single ultimate controlling party.
(b)

Dr. Francesco Bellini, Chairman of the Board of Directors, provides ongoing advisory services to the Company under the terms of a consulting and services agreement between the Company and Picchio International, wholly-owned by Dr. Francesco Bellini and his spouse.  The agreement has a one-year term and shall renew for successive one-year terms. The Company recorded fees and expenses of $381 for both of the years ended December 31, 2019 and 2018.

(c)	Key management personnel:

The Chief Executive Officer, Chief Medical Officer, Vice-Presidents and Directors of BELLUS Health are considered key management personnel.

The aggregate compensation to key management personnel of the Company for the years ended December 31, 2019 and 2018 is set out below:

	2019	2018

Short-term benefits	$2,384	$1,810
DSU plan expense	1,613	512
Stock option plan expense	1,868	626
	$5,865	$2,948